Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 599	$ 726
Accounts receivable	1,592	2,232
Prepaid expenses and other current assets	224	435
Total current assets	2,415	3,393
Property and equipment, net	86	105
Total assets	2,501	3,498
Current liabilities:
Accounts payable	2,588	2,590
Deferred revenue, current	562	776
Current portion of long-term debt	1,555
Accrued and other current liabilities	2,648	1,967
Total current liabilities	8,118	7,203
Long-term debt, net of current portion	5,657	12,808
Total liabilities	13,775	20,011
Commitments and contingencies (Note 16)
Mezzanine Equity
Convertible Preferred Stock, $0.0001 par value; 1,561,892 shares and 0 shares authorized, at December 31, 2025 and December 31, 2024, respectively, 1,237,717 and 0 shares issued and outstanding as of December 31, 2025 and December 31, 2024 respectively	11,389
Stockholders’ deficit
Series preferred stock, $0.0001 par value; 148,438,108 shares and 88,400,879 shares authorized, at December 31, 2025 and 2024, respectively, 17,494,820 and 26,560,266 shares issued and outstanding as of December 31, 2025 and 2024 respectively	2	3
Common stock, $0.0001 par value; 250,000,000 and 112,000,000 shares authorized at December 31, 2025 and 2024, respectively; 13,896,400 and 2,963,695 shares issued and outstanding as of December 31, 2025 and 2024 respectively	1	1
Additional paid in capital	116,556	111,509
Accumulated other comprehensive income	(70)	44
Accumulated deficit	(139,152)	(128,070)
Total stockholders’ deficit	(22,663)	(16,513)
Total liabilities, redeemable convertible preferred stock, and stockholders’ deficit	2,501	3,498
Related Party [Member]
Current liabilities:
Related party loan	$ 765	$ 1,870